Award Timing Disclosure	12 Months Ended
Sep. 30, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executive officers, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information. Similarly, the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Although the Company has not recently granted stock options to its named executive officers except upon a hiring decision, the Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in December of each year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Method	Although the Company has not recently granted stock options to its named executive officers except upon a hiring decision, the Compensation Committee generally approves the grant of annual equity awards for the Company’s executive officers, including each of the named executive officers, in December of each year. In special circumstances, including the hiring or promotion of an individual or where the Compensation Committee determines it is in the best interest of the Company, the Compensation Committee may approve grants of equity awards at other times.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Although we have not adopted a formal policy pertaining to the timing of stock option grants to our named executive officers, it is our practice not to time the grant of equity awards, including stock options, in relation to the release of material non-public information.
MNPI Disclosure Timed for Compensation Value	false